Derivative Financial Instruments - Disclosure of Instruments (Details) € in Millions	Jun. 30, 2022 EUR (€)
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 5,134
Nominal value of interest rate swaps hedge fixed-rate bonds	7,751
Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3,934
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Nominal value of interest rate swaps hedge fixed-rate bonds	858
Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,623
Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57
Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Notional amount | 2026 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,604
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(125)
Nominal value of interest rate swaps hedge fixed-rate bonds	(23)
Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(129)
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Nominal value of interest rate swaps hedge fixed-rate bonds	(2)
Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Nominal value of interest rate swaps hedge fixed-rate bonds	€ (2)
pay capitalized Ester / receive 0.06%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.06%
pay capitalized Ester / receive 0.06% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,000
pay capitalized Ester / receive 0.06% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,400
pay capitalized Ester / receive 0.06% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.06% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000
pay capitalized Ester / receive 0.06% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.06% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.06% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.06% | Notional amount | 2026 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.06% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3
pay capitalized Ester / receive 0.06% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2
pay capitalized Ester / receive 0.06% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.06% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay -0.57% / receive capitalized Ester
Disclosure of detailed information about financial instruments [line items]
Interest rate	(0.57%)
pay -0.57% / receive capitalized Ester | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 600
pay -0.57% / receive capitalized Ester | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Ester | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Ester | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600
pay -0.57% / receive capitalized Ester | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Ester | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Ester | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Ester | Notional amount | 2026 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Ester | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3
pay -0.57% / receive capitalized Ester | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Ester | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Ester | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized SOFR USD / receive 1.03%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.03%
pay capitalized SOFR USD / receive 1.03% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 477
pay capitalized SOFR USD / receive 1.03% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	477
pay capitalized SOFR USD / receive 1.03% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2026 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	477
pay capitalized SOFR USD / receive 1.03% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(47)
pay capitalized SOFR USD / receive 1.03% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(47)
pay capitalized SOFR USD / receive 1.03% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized SOFR USD / receive 1.32%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.32%
pay capitalized SOFR USD / receive 1.32% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 440
pay capitalized SOFR USD / receive 1.32% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	440
pay capitalized SOFR USD / receive 1.32% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2026 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	440
pay capitalized SOFR USD / receive 1.32% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized Ester / receive 0.69%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.69%
pay capitalized Ester / receive 0.69% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 850
pay capitalized Ester / receive 0.69% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay capitalized Ester / receive 0.69% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay capitalized Ester / receive 0.69% | Notional amount | 2026 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized Ester / receive 0.92%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.92%
pay capitalized Ester / receive 0.92% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 650
pay capitalized Ester / receive 0.92% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester / receive 0.92% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2026 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester / receive 0.92% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
receive capitalized Eonia / pay 1.48%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.58%
receive capitalized Eonia / pay 1.48% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 80
Nominal value of interest rate swaps hedge fixed-rate bonds	80
receive capitalized Eonia / pay 1.48% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	80
receive capitalized Eonia / pay 1.48% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	23
receive capitalized Eonia / pay 1.48% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57
receive capitalized Eonia / pay 1.48% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Notional amount | 2026 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(1)
receive capitalized Eonia / pay 1.48% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(1)
receive capitalized Eonia / pay 1.48% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0